Note 7 - Subordinated Notes Payable - Schedule of Subordinated Notes Payable (Details) (Parentheticals) - Subordinated notes payable, maturing May 2031 [member] - CAD ($) $ in Millions	6 Months Ended		12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Oct. 31, 2025	May 01, 2026
Statement Line Items [Line Items]
Principal amount	$ 75	$ 75	$ 75
Interest rate	5.38%	5.38%	5.38%
Maturity date	May 31, 2031	May 31, 2031	May 31, 2031
Changes in debt applicable rates [member] | Floating interest rate [member]
Statement Line Items [Line Items]
Borrowings, adjustment to interest rate basis				3.61%